II. Accounting Policies (Details Textual) R$ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Millions		12 Months Ended
	Jan. 16, 2012	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Apr. 10, 2018 shares	May 31, 2016 USD ($) shares	May 31, 2016 BRL (R$) R$ / shares shares	Apr. 30, 2016 USD ($) shares	Apr. 30, 2016 BRL (R$) R$ / shares shares
Statement Line Items [Line Items]
Number of major business segments		1
Number of reportable operating segments		1
Total intangible assets and goodwill		$ 1,561,559	$ 1,465,965
Research and development expense		61,100	63,400	$ 63,700
Selling, general and administrative expenses, amortization of intangible assets		$ 41,967	$ 206,672	$ 188,550
Number of shares authorised (in shares) | shares		2,500,000,000	2,500,000,000	2,500,000,000
Par value per share (in dollars per share) | $ / shares		$ 1	$ 1	$ 1
Total number of shares issued (in shares) | shares		1,180,536,830	1,180,536,830	1,180,536,830
Number of shares outstanding at end of period (in shares) | shares		1,180,536,830	1,180,536,830	1,180,536,830
Number of votes, per share		1	1	1
Net defined benefit liability (asset) at end of period		$ 99,000	$ 91,200
Employee benefits, unit vesting period (Year)		4 years
Employee benefits, company redemption period (Year)		7 years		10 years
Employee benefits, early redemption period (Year)				7 years
Carrying value of units granted		$ 119,900	106,000
Dilutive effect of share options on number of ordinary shares (in shares) | shares		0
ITALY
Statement Line Items [Line Items]
Net defined contribution plan liability (asset) at end of period		$ 17,300
UNITED STATES
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period		13,400
Unfunded defined benefit employee retirement plan for certain senior officers [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period		45,300
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period		160,412	146,885	$ 165,485
Funded post-employment benefits [member] | Canada [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period		9,800
OCTG (USA) [member]
Statement Line Items [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount		108,000
Information system projects [member]
Statement Line Items [Line Items]
Total intangible assets and goodwill		68,533	66,638
Trademarks [member]
Statement Line Items [Line Items]
Total intangible assets and goodwill		86,700	86,700	$ 86,700
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Total intangible assets and goodwill		$ 82,811	$ 19,878
Customer-related intangible assets [member] | Maverick acquisition [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life (Year)		14 years
Remaining amortisation period of intangible assets material to entity (Year)			0 years	2 years
Selling, general and administrative expenses, amortization of intangible assets			$ 109,000
Finite-lived intangible asset, residual value		$ 9,900
Finite-lived intangible asset, residual useful life (Year)		1 year
Customer-related intangible assets [member] | Hydrill acquisition [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life (Year)		10 years
Customer-related intangible assets [member] | Saudi Steel Pipe Company [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life (Year)		9 years
Finite-lived intangible asset, residual value		$ 72,900
Finite-lived intangible asset, residual useful life (Year)		8 years
Top of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use		15.90%
Top of range [member] | Information system projects [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life (Year)			3 years
Top of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life (Year)			10 years
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use		8.20%
Usiminas [member] | The new SHA [member]
Statement Line Items [Line Items]
Shares bound to SHA (in shares) | shares					483,600,000
Percent of company voting capital					68.60%
T/T Group [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital					47.10%
Ternium entitites [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital					39.50%
Confab [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital					7.60%
NSSMC [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital					45.90%
Previdencia Usiminas [member] | The new SHA [member]
Statement Line Items [Line Items]
Percent of company voting capital					7.00%
Ternium S.A. [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture		48.00%
Tecpetrol International S.A. [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture		30.00%
Tenaris [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture		22.00%
Ternium S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		11.46%
Ternium S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		11.46%
Impairment loss on equity method investment in non-consolidated companies		$ 0	$ 0	$ 0
Usiminas [member] | Preference shares [member]
Statement Line Items [Line Items]
Interest in associate, shares owned (in shares) | shares		1,300,000
Usiminas [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Interest in associate, shares owned (in shares) | shares		36,500,000
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		3.07%
Proportion of voting rights held in associate		5.20%	5.20%
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Preference shares [member]
Statement Line Items [Line Items]
Number of shares subscribed to (in shares) | shares								1,300,000	1,300,000
Shares subscribed to, price per share (in BRL per share) | R$ / shares									R$ 1.28
Shares subscribed to, value								$ 500	R$ 1.6
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares subscribed to (in shares) | shares						11,500,000	11,500,000
Shares subscribed to, price per share (in BRL per share) | R$ / shares							R$ 5
Shares subscribed to, value						$ 16,600	R$ 57.5
Usiminas [member] | Ternium S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	13.80%
Proportion of voting rights held in associate	27.70%